Fee and commission income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interchange fees	$ 471,505	$ 254,327	$ 203,871
Recharge fees	48,378	15,287	358
Rewards revenue	26,857	23,524	21,071
Late fees	49,951	31,237	27,889
Other fee and commission income	65,766	29,836	21,069
Customer Program ("NuSócios") (note 1(a))	(11,180)
Total fee and commission income	$ 651,277	$ 354,211	$ 274,258